Derivatives - Commodity Related Derivatives (Details) - Not Designated as Hedging Instrument [Member]	Dec. 31, 2021 MMBTU Boe
Natural Gas Liquids | Central Hub Risk
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Nonmonetary Notional Amount Net Long Short Position Volume | Boe	302,000
Natural Gas Liquids | Basis Risk
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Nonmonetary Notional Amount Net Long Short Position Volume | Boe	(19,649,000)
Public Utilities, Inventory, Natural Gas
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Nonmonetary Notional Amount Net Long Short Position Volume	623,763,087	[1]
Public Utilities, Inventory, Natural Gas | Central Hub Risk
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Nonmonetary Notional Amount Net Long Short Position Volume	(22,375,500)
Public Utilities, Inventory, Natural Gas | Basis Risk
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Nonmonetary Notional Amount Net Long Short Position Volume	(33,050,500)
Public Utilities, Inventory, Natural Gas | Long
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Nonmonetary Notional Amount Net Long Short Position Volume	4,000,000,000
Public Utilities, Inventory, Natural Gas | Short
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Nonmonetary Notional Amount Net Long Short Position Volume	(3,400,000,000)

[1]	Derivative instruments include both long and short natural gas positions. The volume represents the net of long natural gas positions of 4.0 billion MMBtu (million British thermal units) and short natural gas positions of 3.4 billion MMBtu